FINANCIAL INSTRUMENTS - Other Derivatives (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	$ 7,004		$ 7,004		$ 7,068
Fair value of financial liabilities	(58,228)		(58,228)		(62,406)
Gains (losses) on change in fair value of derivatives	(297)	$ (34)	110	$ 133
Forward starting interest rate swap
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on change in fair value of derivatives	0	$ (3)	0	$ (3)
Interest rate risk | Interest rate caps
Disclosure of detailed information about financial instruments [line items]
Notional	4,420		4,420		5,388
Fair value of financial assets	$ 4		$ 4		$ 0
Interest rate risk | Interest rate caps | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.00%		2.00%		2.00%
Interest rate risk | Interest rate caps | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	790.00%		790.00%		790.00%
Interest rate risk | Interest rate swaps on forecasted fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Notional	$ 335		$ 335		$ 1,285
Fair value of financial liabilities	$ (38)		$ (38)		$ (253)
Interest rate risk | Interest rate swaps on forecasted fixed rate debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	3.60%		3.60%		3.20%
Interest rate risk | Interest rate swaps on forecasted fixed rate debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	530.00%		530.00%		640.00%
Interest rate risk | Interest rate swaps of US$ debt
Disclosure of detailed information about financial instruments [line items]
Notional					$ 1,696
Fair value of financial liabilities					$ (8)
Interest rate risk | Interest rate swaps of US$ debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates					0.80%
Interest rate risk | Interest rate swaps of US$ debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates					510.00%